Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Gross carrying amount	¥ 498,824	¥ 498,824
Accumulated amortization	(309,287)	(309,037)
Impairment	(131,177)	(131,177)
Intangibles, net	¥ 58,360	¥ 58,610	$ 9,009	$ 9,446
Technical know-how [Member]
Weighted average amortization period	5 years 8 months 12 days	5 years 8 months 12 days
Gross carrying amount	¥ 209,084	¥ 209,084
Accumulated amortization	(208,396)	(208,146)
Impairment	0	0
Intangibles, net	¥ 688	¥ 938	106	151
Short Term Supplier Agreements [Member]
Weighted average amortization period	6 months	6 months
Gross carrying amount	¥ 4,303	¥ 4,303
Accumulated amortization	(4,303)	(4,303)
Impairment	0	0
Intangibles, net	¥ 0	¥ 0	0	0
Long Term Supplier Agreements [Member]
Weighted average amortization period	9 years	9 years
Gross carrying amount	¥ 137,820	¥ 137,820
Accumulated amortization	(6,643)	(6,643)
Impairment	(131,177)	(131,177)
Intangibles, net	¥ 0	¥ 0	0	0
Order backlog [Member]
Weighted average amortization period	1 year 3 months 18 days	1 year 3 months 18 days
Gross carrying amount	¥ 23,274	¥ 23,274
Accumulated amortization	(23,274)	(23,274)
Impairment	0	0
Intangibles, net	¥ 0	¥ 0	0	0
Customer Relationships [Member]
Weighted average amortization period	5 years 9 months 18 days	5 years 9 months 18 days
Gross carrying amount	¥ 66,671	¥ 66,671
Accumulated amortization	(66,671)	(66,671)
Impairment	0	0
Intangibles, net	0	0	0	0
Trademarks [Member]
Gross carrying amount	57,672	57,672
Accumulated amortization	0	0
Impairment	0	0
Intangibles, net	¥ 57,672	¥ 57,672	$ 8,903	$ 9,295